TAXES PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current liabilities:
Current tax liabilities	R$ 1,271,700	R$ 804,485
Noncurrent liabilities:
Non-current tax liabilities	723,716	260,612
Deferred tax liabilities	13,769,093	14,692,296
PIS/COFINS
Current liabilities:
Current tax liabilities	538,341	372,631
Noncurrent liabilities:
Non-current tax liabilities	477,118	13,936
IR/CS installments
Noncurrent liabilities:
Non-current tax liabilities	115,776	101,016
IRRF/ CSRF
Current liabilities:
Current tax liabilities	489,883	265,956
ICMS
Current liabilities:
Current tax liabilities	24,453	22,843
INSS/FGTS
Current liabilities:
Current tax liabilities	150,734	82,170
PAES / REFIS
Current liabilities:
Current tax liabilities	35,064	23,362
Noncurrent liabilities:
Non-current tax liabilities	130,822	145,448
ISS
Current liabilities:
Current tax liabilities	17,054	14,168
Other
Current liabilities:
Current tax liabilities	R$ 16,171	23,355
Noncurrent liabilities:
Non-current tax liabilities		R$ 212